Securities - Changes in Credit Loss (Details 4) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Changes in the credit loss component of credit-impaired debt securities, securities with no intent to sell [Abstract]
Balance, beginning of period	$ 662	$ 660	$ 632	$ 578
Additions:
Newly credit-impaired securities	0	0	4	0
Increase in losses on previously credit-impaired securities	0	0	0	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	13	0	39	6
Reductions:
Sales of credit-impaired securities	0	(20)	0	(23)
Impact of new accounting guidance related to VIEs	0	0	0	(15)
Balance, end of period	$ 675	$ 640	$ 675	$ 640